Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Credit Losses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at beginning of the period	$ 8,016,322	$ 8,047,527
Current period addition		125,369
Foreign currency translation adjustments	(184,546)	(323,765)
Balance at end of the period	$ 7,831,776	$ 7,849,131